CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party expenses	$ 313,285	$ 573,932
Research and development, related party expenses	18,546	35,985
Related Party Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses	307,541	569,720
Research and development, related party expenses	$ 118,546	$ 35,985